Vanguard U.S. Growth Fund

Vanguard Variable Insurance Fund Growth Portfolio

Supplement to the Prospectuses and Summary Prospectuses

The boards of trustees of Vanguard U.S. Growth Fund and Vanguard Variable
Insurance Fund Growth Portfolio (collectively, the Funds) have each approved an agreement between Delaware Management Company (DMC), advisor for a portion of the assets of each Fund, and Delaware Investments Fund Advisers
(DIFA). DMC and DIFA are each a series of Delaware Management Business
Trust (DMBT).

The agreement describes a restructuring of DMBT’s advisory business whereby
DMBT created a new series, DIFA, to manage its mutual fund business.
Effective immediately, DIFA assumes investment advisory responsibilities for the portion of assets of each Fund previously advised by DMC.

All references to Delaware Management Company in the prospectuses and summary prospectuses are hereby replaced with Delaware Investments
Fund Advisers.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. PS DMC 082013

Vanguard World Fund

Vanguard Variable Insurance Funds

Supplement to the Statements of Additional Information

The boards of trustees of Vanguard U.S. Growth Fund, a series of Vanguard World Fund, and Vanguard Variable Insurance
Fund Growth Portfolio, a series of Vanguard Variable Insurance Funds (collectively, the Funds), have each approved an agreement between Delaware Management Company (DMC), advisor for a portion of the assets of each Fund, and
Delaware Investments Fund Advisers (DIFA). DMC and DIFA are each a series of Delaware Management Business
Trust (DMBT).
The agreement describes a restructuring of DMBT’s advisory business whereby DMBT created a new series, DIFA, to manage its mutual fund business. Effective immediately, DIFA assumes investment advisory responsibilities for the portion of assets of each Fund previously advised by DMC.
All references to Delaware Management Company in the Statements of Additional Information are hereby replaced with
Delaware Investments Fund Advisers.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI DMC 082013